Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Non-cash investing activity in connection with property and equipment	$ 8,200	$ 39,700	$ 20,000
Net foreign currency adjustments	1,934	5,537
Non-cash investing activities in connection with capital leases			13,300
Income tax paid	13,400	10,000	11,700
Interest and related fees, net of capitalized interest	$ 291,200	$ 350,400	$ 284,900